Fees Summary	Dec. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,293,000
Previously Paid Amount	0.00
Total Fee Amount	3,719.26
Total Offset Amount	0.00
Net Fee	3,719.26
Narrative - Max Aggregate Offering Price	$ 24,293,000
Final Prospectus	true